Borrowings and debentures_Details of debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about debentures [Line Items]
Total		₩ 28,735,862	₩ 27,869,651	$ 25,820,704
Fair value hedged amount of debentures		2,956,565	3,089,751
Cash flow hedged amount of debentures		823,219	694,548
Discounts on bond
Disclosure of detailed information about debentures [Line Items]
Total		(29,389)	(30,173)
Face value of bond | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total	[1]	28,765,251	27,899,824
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total	[1]	₩ 22,432,183	₩ 22,468,908
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.60%	1.50%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		4.50%	5.80%
Subordinated bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total	[1]	₩ 5,358,838	₩ 4,781,301
Subordinated bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		3.00%	3.40%
Subordinated bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		12.60%	12.60%
Other bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total	[1]	₩ 974,230	₩ 649,615
Other bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.90%	1.60%
Other bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		17.00%	17.00%

[1]	Includes debentures under fair value hedge amounting to 3,089,751 million Won and 2,956,565 million Won as of December 31, 2017 and 2018, respectively. Also, debentures under cash flow hedge amounting to 694,548 million Won and 823,219 million Won are included as of December 31, 2017 and 2018, respectively.